SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense			¥ 59,843	¥ 64,165	¥ 4,061
Restricted shares
Number of Shares
Outstanding, beginning			12,910,080
Granted (in shares)			13,977,060	13,787,480
Vested (in shares)			(2,123,120)	(877,400)
Forfeited (in shares)			(238,400)
Outstanding, end		12,910,080	24,525,620	12,910,080
Weighted average grant-date fair value per share (RMB)
Outstanding, beginning			¥ 6.0
Granted (in RMB per share)			5.2	¥ 6.1
Vested (in RMB per share)			8.5	8.6
Forfeited (in RMB per share)			6.8
Outstanding, end		¥ 6.0	¥ 5.3	¥ 6.0
Total share based compensation expense			¥ 56,237	¥ 4,697
Total unrecognized compensation expense			¥ 81,306
Weighted average period over which unrecognized compensation expense is expected to be recognized			1 year 10 months 17 days
Restricted shares | Employees, officers and directors
Number of Shares
Granted (in shares)	13,475,060	12,910,080